Significant Accounting Estimates and Judgements - Additional Information (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounting Judgements And Estimates [Line Items]
Intangible assets other than goodwill	$ 756,131,422	$ 15,171,170
Goodwill	58,675,041	0
Accumulated impairment [member]
Accounting Judgements And Estimates [Line Items]
Intangible assets other than goodwill	$ 756,131,422	$ 0